Lease (Details) - Schedule of Lease - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease income	$ 523	$ 1,450
Operating cash flows from operating leases as lessor	550	1,698
Operating lease costs	79	76	$ 111
Total leases costs	79	76	111
Operating cash paid for operating lease	$ 79	$ 76	$ 111